Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000215070
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Class Name	All Foreign Equity Environmental and Social Values Fund
Trading Symbol	IAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 210,582
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$210,582
Number of Portfolio Holdings	74
Advisory Fee (net of waivers)	$0
Portfolio Turnover	21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	0.3%
Communications	2.8%
Consumer Staples	5.1%
Materials	6.2%
Energy	6.5%
Health Care	10.8%
Industrials	11.7%
Consumer Discretionary	14.0%
Technology	17.7%
Financials	22.9%

C000215077
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group ESG Fixed Income Fund
Class Name	ESG Fixed Income Fund for Retirement Plans
Trading Symbol	QDVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group ESG Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 3,031,920
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,031,920
Number of Portfolio Holdings	14
Advisory Fee	$0
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	2.3%
Money Market Funds	2.4%
Technology	2.7%
Communications	3.2%
Consumer Staples	3.5%
Real Estate	3.6%
Financials	9.3%
Exchange-Traded Funds	30.1%
U.S. Treasury Obligations	42.6%

C000215078
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group ESG Stock Fund
Class Name	ESG Stock Fund for Retirement Plans
Trading Symbol	QDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group ESG Stock Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 302,720
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,720
Number of Portfolio Holdings	94
Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	2.3%
Communications	4.9%
Energy	6.2%
Consumer Staples	6.7%
Consumer Discretionary	8.4%
Industrials	12.3%
Health Care	14.3%
Financials	19.3%
Technology	24.8%

C000215079
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group Fixed Income Fund
Class Name	Fixed Income Fund for Retirement Plans
Trading Symbol	QDIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 3,059,346
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,059,346
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	2.2%
Money Market Funds	2.3%
Technology	2.7%
Communications	3.2%
Consumer Staples	3.5%
Real Estate	3.5%
Financials	9.3%
Exchange-Traded Funds	29.1%
U.S. Treasury Obligations	43.9%

C000215080
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group Stock Fund
Class Name	Stock Fund for Retirement Plans
Trading Symbol	QDISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group Stock Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 302,434
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,434
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	2.2%
Energy	6.2%
Consumer Staples	7.0%
Communications	7.7%
Consumer Discretionary	9.0%
Industrials	11.5%
Health Care	13.9%
Financials	17.0%
Technology	24.7%

C000215071
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Class Name	U.S. Large Cap Equity Environmental and Social Values Fund
Trading Symbol	ILESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Values Fund	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 308,393
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$308,393
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$0
Portfolio Turnover	17%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.5%
Materials	1.4%
Consumer Staples	3.9%
Energy	4.9%
Communications	5.1%
Consumer Discretionary	8.7%
Industrials	9.4%
Health Care	16.2%
Financials	19.2%
Technology	29.7%

C000215072
Shareholder Report [Line Items]
Fund Name	Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Class Name	U.S. Small Cap Equity Fund
Trading Symbol	IUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fisher Investments Institutional Group U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 203,806
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,806
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	0.6%
Real Estate	1.4%
Consumer Staples	1.5%
Materials	3.3%
Energy	4.5%
Technology	12.9%
Consumer Discretionary	15.2%
Industrials	17.6%
Health Care	18.0%
Financials	23.5%

C000234764
Shareholder Report [Line Items]
Fund Name	OneAscent Core Plus Bond ETF
Trading Symbol	OACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oacp
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 166,927,526
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 412,474
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,927,526
Number of Portfolio Holdings	190
Advisory Fee	$412,474
Portfolio Turnover	65%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%, due 01/31/30	4.8%
United States Treasury Note, 4.750%, due 02/15/45	3.9%
Fannie Mae Pool, 4.000%, due 06/1/52	1.3%
Fannie Mae Pool, 5.500%, due 10/1/53	1.3%
Fannie Mae Pool, 3.500%, due 04/1/52	1.3%
Fannie Mae Pool, 3.000%, due 04/1/52	1.3%
Fannie Mae Pool, 5.500%, due 05/1/54	1.2%
Fannie Mae Pool, 3.000%, due 04/1/52	1.2%
Fannie Mae Pool, 4.500%, due 09/1/52	1.1%
Fannie Mae Pool, 4.500%, due 08/1/52	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.6%
International Bonds	0.6%
Collateralized Mortgage Obligations	1.2%
Term Loans	1.7%
Municipal Bonds	6.8%
Asset Backed Securities	9.8%
U.S. Government & Agencies	35.3%
Corporate Bonds	43.4%

C000237524
Shareholder Report [Line Items]
Fund Name	OneAscent Emerging Markets ETF
Trading Symbol	OAEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaem. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/etfs/oaem
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 43,603,778
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 260,602
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,603,778
Number of Portfolio Holdings	37
Advisory Fee (net of recoupments)	$260,602
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	4.8%
MediaTek, Inc.	3.9%
Accton Technology Corp.	3.7%
Haier Smart Home Co. Ltd., H Shares	3.5%
MakeMyTrip Ltd.	3.2%
Hanwha Aerospace Co. Ltd.	3.2%
Trip.com Group Ltd.	3.1%
Central Pattana PCL	2.8%
LIG Nex1 Co. Ltd.	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Energy	1.2%
Health Care	1.9%
Real Estate	2.8%
Consumer Staples	4.7%
Materials	5.2%
Communications	6.3%
Financials	9.6%
Industrials	11.2%
Consumer Discretionary	14.2%
Technology	30.8%

C000237525
Shareholder Report [Line Items]
Fund Name	OneAscent International Equity ETF
Trading Symbol	OAIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/etfs/oaim. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/etfs/oaim
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 159,821,183
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 499,458
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$159,821,183
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$499,458
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBC Group N.V.	3.7%
CRH plc	3.3%
DBS Group Holdings Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3.1%
Siemens AG	2.7%
Bangkok Bank PCL	2.7%
Heidelberg Materials A.G.	2.6%
Mitsubishi Electric Corp.	2.6%
Vinci S.A.	2.5%
Nomura Research Institute Ltd.	2.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Communications	1.3%
Utilities	1.7%
Consumer Staples	3.0%
Energy	4.7%
Health Care	9.2%
Materials	11.2%
Financials	15.7%
Industrials	19.6%
Technology	25.0%

C000231861
Shareholder Report [Line Items]
Fund Name	OneAscent Large Cap Core ETF
Trading Symbol	OALC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/etfs/oalc. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/etfs/oalc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 125,114,115
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 168,546
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$125,114,115
Number of Portfolio Holdings	202
Advisory Fee (net of waivers)	$168,546
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.3%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	2.2%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.9%
Broadcom, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Visa, Inc., Class A	1.8%
Tesla, Inc.	1.7%

C000249799
Shareholder Report [Line Items]
Fund Name	OneAscent Small Cap Core ETF
Trading Symbol	OASC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/etfs/oasc. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/etfs/oasc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 18,595,215
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,595,215
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$0
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lincoln National Corp.	1.0%
SPX Technologies, Inc.	0.9%
First Hawaiian, Inc.	0.9%
United Community Banks, Inc.	0.9%
Alaska Air Group, Inc.	0.9%
Badger Meter, Inc.	0.9%
Piper Sandler Cos.	0.9%
S&T Bancorp, Inc.	0.9%
UniFirst Corp.	0.8%
Cavco Industries, Inc.	0.8%

C000176086
Shareholder Report [Line Items]
Fund Name	Tactical Multi-Purpose Fund
Class Name	Tactical Multi-Purpose Fund
Trading Symbol	TMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Multi-Purpose Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.
Additional Information Phone Number	(800) 550-1071
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 26,848
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,848
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	29.4%
U.S. Treasury Obligations	59.4%